United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	April 14, 2010

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	195927 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      203     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     2059    24640 SH       Sole                     3575             21065
AT & T Corp.                   COM              00206R102      501    19382 SH       Sole                     1272             18110
Abbott Laboratories            COM              002824100     1096    20800 SH       Sole                                      20800
Alcoa Inc.                     COM              013817101     2288   160650 SH       Sole                    18500            142150
Anadarko Petroleum             COM              032511107     7966   109375 SH       Sole                    15600             93775
Atmos Energy Corp              COM              049560105     2020    70700 SH       Sole                                      70700
Automatic Data Proc            COM              053015103      205     4600 SH       Sole                                       4600
AvalonBay Communities          COM              053484101      447     5179 SH       Sole                     1823              3356
BHP Billiton LTD ADR           COM              088606108     4514    56200 SH       Sole                     5400             50800
BP Amoco PLC ADR               COM              055622104      507     8884 SH       Sole                     5394              3490
Barrick Gold Corp              COM              067901108     8214   214241 SH       Sole                    25814            188427
Baxter Int'l                   COM              071813109      419     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     2121    26100 SH       Sole                     5350             20750
Best Buy Co. Inc.              COM              086516101     4549   106925 SH       Sole                    15900             91025
CVS/Caremark Corp.             COM              126650100     7048   192780 SH       Sole                    29700            163080
Chevron Corp.                  COM              166764100      604     7965 SH       Sole                                       7965
Cintas Corp                    COM              172908105      206     7325 SH       Sole                                       7325
Cisco Systems                  COM              17275R102     1000    38425 SH       Sole                     3800             34625
Colgate Palmolive              COM              194162103      821     9628 SH       Sole                     4303              5325
Conocophillips                 COM              20825C104     3068    59962 SH       Sole                    11000             48962
Consol Edison Co.              COM              209115104      326     7325 SH       Sole                                       7325
Corning                        COM              219350105     5310   262750 SH       Sole                    36250            226500
Costco Wholesale Corp.         COM              22160k105      961    16092 SH       Sole                     4047             12045
Devon Energy                   COM              25179M103     6522   101224 SH       Sole                    11100             90124
Dow Chemical                   COM              260543103     2895    97900 SH       Sole                    14500             83400
DuPont                         COM              263534109     4479   120262 SH       Sole                    11100            109162
Duke Energy Corp.              COM              26441C105     3088   189232 SH       Sole                    13216            176016
EMC Corp.                      COM              268648102     1713    94950 SH       Sole                    21600             73350
EOG Resources, Inc.            COM              26875P101     1115    12000 SH       Sole                     4000              8000
Exxon Mobil                    COM              30231G102     1106    16517 SH       Sole                     2930             13587
Fedex Corp.                    COM              31428X106      294     3150 SH       Sole                      500              2650
General Electric               COM              369604103     6085   334356 SH       Sole                    67942            266414
General Mills                  COM              370334104      574     8106 SH       Sole                     2506              5600
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4389   113950 SH       Sole                    14400             99550
Halliburton Co.                COM              406216101     1021    33900 SH       Sole                     1100             32800
Hewlett-Packard                COM              428236103      306     5752 SH       Sole                                       5752
Home Depot Inc.                COM              437076102      446    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     5740   126793 SH       Sole                    20518            106275
Hugoton Royalty TR             COM              444717102      743    44900 SH       Sole                     1100             43800
Int'l Bus Machines             COM              459200101      867     6760 SH       Sole                     1450              5310
Intel                          COM              458140100     2561   114916 SH       Sole                    30645             84271
International Paper            COM              460146103     3801   154438 SH       Sole                    21700            132738
JP Morgan Chase & Co.          COM              46625H100      349     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6850   105058 SH       Sole                    20400             84658
Kimberly-Clark                 COM              494368103     5123    81475 SH       Sole                    11400             70075
Lilly, Eli                     COM              532457108     1985    54800 SH       Sole                    12200             42600
MDU Resources Group            COM              552690109     4750   220125 SH       Sole                    26600            193525
Marathon Oil Corp.             COM              565849106     4430   140000 SH       Sole                    19300            120700
Medtronic Inc.                 COM              585055106      648    14401 SH       Sole                     2000             12401
Merck & Co.                    COM              58933Y105     2696    72185 SH       Sole                    19300             52885
Microsoft                      COM              594918104     4518   154258 SH       Sole                    27300            126958
National Fuel Gas              COM              636180101     1003    19850 SH       Sole                     5800             14050
Nestle S A ADR                 COM              641069406     3873    75637 SH       Sole                    20825             54812
Newmont Mining Corp.           COM              651639106     5195   102000 SH       Sole                    15100             86900
Novartis AG ADR                COM              66987V109     5458   100890 SH       Sole                    13900             86990
Paccar Inc.                    COM              693718108      523    12073 SH       Sole                     5400              6673
Paychex Inc                    COM              704326107      959    31211 SH       Sole                     5337             25874
Pfizer Inc.                    COM              717081103     4295   250430 SH       Sole                    37800            212630
Philips Elec ADR               COM              500472303     3133    97850 SH       Sole                    16700             81150
Plum Creek Timber              COM              729251108      500    12850 SH       Sole                     2400             10450
Procter & Gamble               COM              742718109     6941   109698 SH       Sole                    15982             93716
Questar Corp.                  COM              748356102      946    21900 SH       Sole                     7000             14900
SCANA Corp.                    COM              80589M102     2238    59550 SH       Sole                      700             58850
Schlumberger, Ltd.             COM              806857108     4942    77878 SH       Sole                    12800             65078
Southern Co.                   COM              842587107     4753   143350 SH       Sole                    15950            127400
Stryker                        COM              863667101      558     9750 SH       Sole                     2600              7150
Sysco                          COM              871829107      278     9433 SH       Sole                                       9433
Unilever PLC ADR               COM              904767704     6830   233260 SH       Sole                    28100            205160
Union Pacific Corp.            COM              907818108      244     3332 SH       Sole                                       3332
United Technologies            COM              913017109     2495    33901 SH       Sole                     9200             24701
Walgreen Co.                   COM              931422109     3756   101260 SH       Sole                    21850             79410
Exxon Mobil                    COM              30231G102      268     4000 SH       Sole                                       4000
Int'l Bus Machines             COM              459200101      807     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      383      225 SH       Sole                      225